Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jan. 20, 2016
Miles Capital Alternatives Advantage Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term total return with less volatility than U.S. equity markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, above, affect the Fund’s performance. The Fund’s turnover rate will be available after the Fund completes its first fiscal year.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Amounts are estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Amounts are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. It assumes a 5% return on your investment each year and that the Fund’s operating expenses remain the same. Only the first year in each period in the Example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests primarily in mutual funds and exchange-traded funds (“ETFs”) that use alternative or hedging strategies (referred to as “underlying funds”). The alternative strategies used by the underlying funds may include long/short equity or credit, market neutral and arbitrage, global macro, commodities or commodity-linked instruments, currencies, real estate or real assets, leverage, and illiquid private placements or distressed assets. The hedging strategies used by underlying funds may include the use of short-selling, options, futures, and other derivative and similar instruments. In addition, the Fund may invest directly in exchange-traded notes (“ETNs”).

Miles Capital, Inc., the Fund’s adviser (the “Adviser”), uses both a top down and bottom up approach in evaluating and selecting Fund investments. The Adviser starts by assessing the outlook for individual alternative strategies based upon the Adviser’s current views on economic trends and the investment environment. The Adviser’s selection of individual underlying funds begins with a quantitative assessment of the underlying fund’s ability to generate returns—both absolute and relative to appropriate benchmarks and peers—on a consistent basis. During this process, the Adviser pays particular attention to an underlying fund’s relative returns during historically difficult investment periods. The Adviser then uses qualitative analysis to choose the underlying funds that it believes will continue to perform well going forward.

		The Adviser seeks to manage risk by monitoring the net exposure to broad market indices, volatility of performance, investment style consistency and stability of the Fund’s portfolio holdings. The Adviser actively adjusts the Fund’s portfolio based on its outlook for different alternative strategies using a dynamic and flexible allocation process. The Fund attempts to further mitigate risk by maintaining a diversified portfolio with respect to the Fund’s exposure to alternative asset categories and strategies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments involve risk, and the Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. The Fund’s performance is also subject to the risks that may affect the performance of the underlying funds, which are also discussed below.
  Allocation Risk. Although the Adviser seeks to allocate the Fund’s assets among different alternative asset categories and strategies to limit risk exposure, the Fund may still at times favor an asset category or strategy that performs poorly relative to other asset categories and strategies. To the extent the Fund invests in alternative asset classes and strategies that underperform the general stock market, the Fund will likely underperform relative to a fund invested primarily in the general stock market.
  Commodity Risk. Investing in underlying funds that invest long or short in commodities and commodity linked-instruments, such as ETNs, may subject the Fund to additional volatility and risks. The value of commodities and commodity-linked instruments may be affected by overall market movements and by factors affecting a particular commodity or industry, including adverse weather conditions, diseases, embargos, taxes, and other political and regulatory developments. The Fund’s ability to invest in commodity-linked ETNs and underlying funds that invest in commodities may be significantly limited by federal income tax rules applicable to regulated investment companies.
  Concentration Risk. If an underlying fund is concentrated in a particular industry or economic sector, events that affect that industry or economic sector will have a greater effect on the underlying fund than they would on a fund that is more diversified among a number of unrelated industries or sectors.
  Credit and Counterparty Risk. The counterparty to a transaction with the Fund or an underlying Fund may be unwilling or unable to make timely principal, interest or settlement payments, or otherwise meet its obligations.
  Currency Risk. Currency risk includes the risk that currencies in which an underlying fund’s investments are traded, or currencies in which an underlying fund has taken an active position, will decline in value relative to the U.S. dollar. Fluctuations in exchange rates may adversely affect the U.S. dollar value of an underlying fund’s investments.
  Derivatives Risk. The use of derivatives by an underlying fund could lead to substantial volatility and losses. Some derivatives are “leveraged,” which means they provide the underlying fund with investment exposure greater than the value of the underlying fund’s investment in the derivatives. An investment in a derivative instrument may not correlate well with the performance of the securities or asset class to which the underlying fund seeks exposure. Derivatives may be illiquid and difficult to price, and the counterparty to a derivatives contract may be unable or unwilling to fulfill its obligations under the contract.
  Futures. Futures markets are highly volatile and the use of futures may increase the volatility of an underlying fund’s net asset value. As a result of relatively low collateral requirements typically required for futures trading, an underlying fund’s use of futures could expose the underlying fund to gains or losses that far exceed the level of the underlying fund’s initial investment. As a result of this leveraging effect, if an underlying fund purchases a futures contract on an index or reference asset, a relatively small decrease in the value of the index or reference asset could lead to significant losses to the underlying fund.
  Options. The use of options involves investment techniques and risks that are different from those associated with traditional securities. If an underlying fund sells a put option, it may be required to buy the underlying asset at a disadvantageous price. If an underlying fund sells a call option, it may be required to sell the underlying asset at a disadvantageous price. An underlying fund may lose the entire value of the premium paid to purchase a put or call option.
  Equities Securities Risk. The value of a company’s equity securities are subject to changes in the company’s financial condition and overall market and economic conditions. Stocks of small-cap companies may pose greater market and liquidity risk than stocks of larger, more established companies.
  Exchange-Traded Note Risk. ETNs are typically unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market index (less applicable fees). Owning an ETN reflects the risk of owning the assets that compose the market index the ETN is designed to track. The value of an ETN is also subject to the credit risk of the issuer. The Fund’s decision to sell an ETN may be limited by the availability of a secondary market.
  Fixed-Income Securities Risk. Underlying funds that invest in fixed-income securities are subject to additional risks, including interest rate and credit risk. Rising interest rates typically cause the value of bonds and other debt instruments to fall, while declining interest rates generally increase the value of existing bonds and other debt instruments. Interest rate risk is generally greater for fixed-income investments with longer maturities or durations. The issuer of a fixed-income security may default on payment of interest or principal.
  Foreign Securities Risk. Investing in foreign issuers, either directly or through underlying funds, may involve risks not associated with U.S. investments, including settlement risks, currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions, and settlement and custody risks.
  Hedging Risk. Although underlying funds may use certain hedging strategies intended to limit or reduce investment risk, these strategies may be unsuccessful. An underlying fund’s use of hedging strategies may also limit or reduce its potential for profit.
  Leverage Risk. Underlying funds may use leverage, typically through derivatives, to increase their exposure to certain asset classes or investments. Leverage means that for every $1 invested in an underlying fund, the underlying fund may obtain exposure to more than $1 of underlying investments. The use of leverage typically magnifies both gains and losses. When an underlying fund increases its investment exposure through the use of leverage, a relatively small market movement may result in significant losses to the underlying fund.
  Liquidity Risk. Underlying funds may hold less liquid securities, including private placements, Rule 144A securities and thinly traded securities. When there is no willing buyer and a security cannot be readily sold, an underlying fund may be unable to sell the security at an advantageous time or price. An inability to sell securities at the underlying fund’s desired price, or at all, can adversely affect the underlying fund’s net asset value or prevent the fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to wider bid-ask spreads and volatility.
  Management Risk. The performance of the Fund is dependent upon the Adviser’s skill in selecting underlying funds and in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.
  Market Risk. The prices of securities held by the Fund or by underlying funds may decline sharply in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund or by underlying funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.
  New Fund Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, your interest in the Fund may be liquidated at an inopportune time.
  Other Investment Company Securities Risk. Investing in underlying investment companies, including mutual funds and ETFs, exposes the Fund to the investment performance (positive or negative) and risks of the investment companies. ETFs are subject to additional risks, including the risk that an ETF’s shares may trade at a market price that is above or below its net asset value. The Fund will indirectly bear a portion of the fees and expenses of the underlying funds in which it invests, which are in addition to the Fund’s own direct fees and expenses.
  Quantitative Methods Risk. The Adviser’s use of quantitative methods to assist in managing the Fund’s portfolio may not be successful. The quantitative methods may be flawed, may not work as expected, and may cause the Fund to underperform other funds with similar investment objectives and strategies.
  Real Estate Investment Risk. An underlying fund’s investment in companies in the real estate industry will expose the underlying fund to the risks of owning real estate directly. These risks include economic downturns that have a negative effect on real estate markets, possible lack of available financing, and changes in interest rates or property values.
  Short Sales Risk. The underlying funds may sell securities short. An underlying fund must pay the lender interest on the security it borrows, and the underlying fund will lose money if the price of the security increases between the time of the short sale and the date when the underlying fund replaces the borrowed security. Such a loss is theoretically unlimited. Any loss will be increased by the amount of compensation, dividends or interest the underlying fund must pay to the lender of the security.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information will be available after the Fund completes a full calendar year of operation.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information will be available after the Fund completes a full calendar year of operation.
Miles Capital Alternatives Advantage Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.73%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.24%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.22%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.98%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	3.24%
1 year	rr_ExpenseExampleYear01	$ 327
3 years	rr_ExpenseExampleYear03	1,192
1 year	rr_ExpenseExampleNoRedemptionYear01	327
3 years	rr_ExpenseExampleNoRedemptionYear03	$ 1,192
Miles Capital Alternatives Advantage Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.73%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.24%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.97%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.98%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	2.99%
1 year	rr_ExpenseExampleYear01	$ 302
3 years	rr_ExpenseExampleYear03	1,120
1 year	rr_ExpenseExampleNoRedemptionYear01	302
3 years	rr_ExpenseExampleNoRedemptionYear03	$ 1,120

[1]	Amounts are estimated for the current fiscal year.
[2]	The Fund's Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for each class (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; any 12b-1 fees; taxes; extraordinary expenses; and any indirect expenses, such as acquired fund fees and expenses) do not exceed 1.75% of average daily net assets through March 31, 2017. Any waiver or reimbursement by the Adviser is subject to repayment by the Fund within three fiscal years; provided that the Fund is able to make the repayment without exceeding the 1.75% limitation. This expense cap may not be terminated prior to this date except by the Board of Trustees.